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Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, New York 10166

                                  March 8, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

     Re: Metropolitan Tower Life Separate Accounts One and Two File No. 811-3617 and 811-4189

Commissioners:


     Annual Reports dated December 31, 2004 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Metropolitan Tower Life Separate Accounts One and Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                            Sincerely,

                                            /s/ Gina C. Sandonato

                                            Gina C. Sandonato